Warrants (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2024 $ / shares	Mar. 21, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Warrants outstanding and exercisable	10,387,720	10,387,720
Warrants price | (per share)		$ 0.0001		$ 10.00
Ordinary shares equals or exceed per share | $ / shares		$ 18.00	$ 18.00
Original issue discount secured convertible debenture	10.00%	10.00%	10.00%
Percentage of principal amount related to debenture purchased	25.00%	25.00%	25.00%
Purchaser warrant description	Purchaser a warrant to purchase ten million (10,000,000) Ordinary Shares at an exercise price of USD$0.01 per Ordinary Share (as the same may be amended, amended and restated or otherwise modified from time to time, a “Penny Warrant”) and (ii) the Company shall enter into a Registration Rights Agreement with the Purchaser providing registration rights with respect to the Underlying Shares issuable under the Penny Warrant with terms substantially similar to the terms provided in the First Registration Rights Agreement. The Penny Warrant shall, among other things, (i) provide for the purchase by the Purchaser of ten million (10,000,000) Ordinary Shares (the “Penny Warrant Shares”), subject to adjustment upon the occurrence of certain events as set forth in such Penny Warrant; (ii) be exercisable at a price of USD$0.01 per Ordinary Share; and (iii) be substantially in the form of Exhibit C attached hereto. The Company and AOI agree that, from time to time, upon written notice from the Purchaser, the Company shall provide and cause their Subsidiaries to provide the Purchaser with any information and documentation related to the progress of the construction of the CQ Oilseeds Facility as the Purchaser may request in its discretion.	Purchaser a warrant to purchase ten million (10,000,000) Ordinary Shares at an exercise price of USD$0.01 per Ordinary Share (as the same may be amended, amended and restated or otherwise modified from time to time, a “Penny Warrant”) and (ii) the Company shall enter into a Registration Rights Agreement with the Purchaser providing registration rights with respect to the Underlying Shares issuable under the Penny Warrant with terms substantially similar to the terms provided in the First Registration Rights Agreement. The Penny Warrant shall, among other things, (i) provide for the purchase by the Purchaser of ten million (10,000,000) Ordinary Shares (the “Penny Warrant Shares”), subject to adjustment upon the occurrence of certain events as set forth in such Penny Warrant; (ii) be exercisable at a price of USD$0.01 per Ordinary Share; and (iii) be substantially in the form of Exhibit C attached hereto. The Company and AOI agree that, from time to time, upon written notice from the Purchaser, the Company shall provide and cause their Subsidiaries to provide the Purchaser with any information and documentation related to the progress of the construction of the CQ Oilseeds Facility as the Purchaser may request in its discretion.
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)	$ 11.50	$ 11.50
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants price | $ / shares		0.01	$ 0.01
Public warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)	$ 11.50	$ 11.50
Warrants outstanding and exercisable	9,000,000	9,000,000
Representative warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)	$ 11.50	$ 11.50
Warrants outstanding and exercisable	450,000	450,000